Provisions - Summary of movements in provision (Parenthetical) (Detail)	Dec. 31, 2023
Asset Retirement Obligation [Member]
Disclosure of other provisions [line items]
Percentage of the concessions owned	100.00%
Environmental Remediation [Member]
Disclosure of other provisions [line items]
Percentage of the concessions owned	100.00%